CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues:
Revenues		$ 451,657	$ 305,448	$ 266,090
Cost of revenues:
Cost of revenues		318,313	192,117	161,145
Gross profit		133,344	113,331	104,945
Operating expenses:
Research and development expenses, net		46,651	38,136	41,173
Selling and marketing expenses		35,114	27,381	25,243
General and administrative expenses		31,345	26,868	19,215
Other operating income, net	[1]	(3,206)	(6,751)	(8,771)
Total operating expenses		109,904	85,634	76,860
Operating income		23,440	27,697	28,085
Financial income (expenses), net		(4,526)	1,504	109
Income before taxes on income		18,914	29,201	28,194
Tax benefit (taxes on income)		1,809	(4,352)	(4,690)
Net income		$ 20,723	$ 24,849	$ 23,504
Earnings per share:
Basic		$ 0.35	$ 0.44	$ 0.41
Diluted		$ 0.34	$ 0.44	$ 0.41
Weighted average number of shares used in computing earnings per share:
Weighted Average Number of Shares Outstanding, Basic		59,428,823	57,016,920	56,668,999
Weighted Average Number of Shares Outstanding, Diluted		60,402,165	57,016,920	56,672,537
Products [Member]
Revenues:
Revenues		$ 328,172	$ 192,112	$ 174,278
Cost of revenues:
Cost of revenues		242,409	121,862	105,617
Services [Member]
Revenues:
Revenues		123,485	113,336	91,812
Cost of revenues:
Cost of revenues		$ 75,904	$ 70,255	$ 55,528

[1]	See Note 14